Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Scott C. Durocher
Assistant Vice President
and Senior Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com

VIA EDGAR

October 18, 2018

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:            Post-Effective Amendment No. 1 to the Registration Statement
on Form N-4 for Lincoln Life Variable Annuity Account N
The Lincoln National Life Insurance Company (File No. 333-222786)

Commissioners:

On behalf of The Lincoln National Life Insurance Company and Lincoln Life Variable Annuity Account N, we hereby file on EDGAR, under the Securities Act of 1933, a conformed electronic format copy of Post-Effective Amendment No. 1 to the above-referenced registration statement (the "Amendment").

The Amendment is being filed pursuant to paragraph (a) of Rule 485 to add the Lincoln Level AdvantageSM Advisory Class prospectus (the "Advisory Contracts") to the registration statement. The Advisory Contracts are not substantially different than another contract offered under the registration statement, specifically the Lincoln Level AdvantageSM B Class contract ("B Class Contract"). The registration statement and the B Class Contract were previously reviewed within the Disclosure Review and Accounting Office.

Accordingly, we request that the Amendment be given selective review pursuant to IM Guidance Update, No. 2016-06, dated December 2016.

If you have any questions or comments on the Amendment, please contact me at the number listed above.

Sincerely,
Scott C. Durocher